WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants

18. WARRANTS

On May 10, 2021, the Company issued 632,053 warrants issued as share issuance costs pursuant to the IPO (Note 16). Each warrant permits the holder to purchase one common share of the Company through May 11, 2026 for $6.25 for 233,333 of the warrants, and $3.00 for 398,720 of the warrants. The issue date fair value of the warrants was estimated at $1.3 million using the Black Scholes option pricing model with the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 0.91% and an expected life of 5 years.

In November 2021, the Company issued 5,750,000 warrants issued as part of the November 2021 unit offering (Note 16). Each warrant permits the holder to purchase one common share of the Company through November 18, 2026 for $3.75. The issue date fair value of the warrants was estimated at $8.7 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 1.5% and an expected life of 5 years.

Related to the November 2021 unit offering, 460,000 warrants were issued to the underwriters and recorded as issuance costs to share capital. Each warrant permits the holder to purchase one common share of the Company through November 18, 2027 for $3.30. The issue date fair value of the warrants was estimated at $1.1 million using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100% based on comparable companies; risk-free interest rate of 1.5% and an expected life of 6 years.

The following tables show warrants outstanding as at December 31, 2021:

	Number of warrants	Weighted average exercise price
	Thousands
Balance, March 13, 2019	-	$-
Issued	2,333	0.15
Balance, December 31, 2019	2,333	$0.15
Issued	6,667	3.00
Balance, December 31, 2020	9,000	$2.26
Exercised	(6,509)	2.29
Cancelled/Expired	(600)	3.00
Issued	6,855	3.76
Balance, December 31, 2021	8,746	$3.37

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands	$	Thousands of Dollars
March 15, 2022 (1)	417	$0.15	$4	0.20
July 23, 2021- July 20, 2022	2,119	3.00	1,397	0.38
November 18, 2026	5,750	3.75	8,706	4.88
November 18, 2027	460	3.30	1,055	5.88
	8,746	$3.37	$11,162	3.65

(1)	See Note 26 for subsequent exercise of warrants.